Business and Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business and Organization

Note 1 – Business and Organization

Roan Resources LLC (the “Company” or “Roan”) was formed in May 2017 to engage in the acquisition, exploration, development, production, and sale of oil and natural gas reserves. The Company’s oil and natural gas properties are located in Central Oklahoma. The Company’s corporate headquarters is located in Oklahoma City, Oklahoma.

On August 31, 2017, the Companyexecuted a contribution agreement (the “Contribution Agreement”) by and among the Company, Citizen Energy II, LLC (“Citizen”), Linn Energy Holdings, LLC (“LEH”) and Linn Operating, LLC (“LOI”, and together with LEH, “Linn”) pursuant to which, among other things, Citizen and Linn agreed to contribute oil and natural gas properties within an area-of-mutual-interest to the Company (collectively the “Contribution”). In exchange for their contributions, Citizen and Linn each received a 50% equity interest in the Company.

The contributions of oil and natural gas properties to Roan by Citizen and Linn were determined to meet the definition of a business. However, as Roan had no assets or operations prior to the Contribution, it was determined that Citizen was the acquirer for accounting purposes in accordance with ASC Topic 805, Business Combinations (“ASC 805”). As a result, the information in the accompanying financial statements and footnotes for the period prior to the Contribution reflects the historical results of Citizen. Citizen was formed in July 2014 to engage in the acquisition, exploration, development, production, and sale of oil and natural gas properties located in Central Oklahoma. For the period following the Contribution, the information in the accompanying financial statements and footnotes reflects the results of Roan. See Note 4 – Acquisitions for additional discussion of the business combination of the oil and natural gas properties contributed by Linn.

In conjunction with the Contribution Agreement, the Company entered into master services agreements with both Citizen and Linn (“MSAs”). Under the MSAs, Citizen and Linn provided certain services in respect to the oil and natural gas properties they contributed to the Company. Such services included serving as operator of the oil and natural gas properties contributed, land administration, marketing, information technology and accounting services. As a result of Citizen and Linn continuing to serve as operator of the contributed assets and contracting directly with vendors for goods and services for operations, Citizen and Linn collected amounts due from joint interest owners for their share of costs and billed the Company for its share of costs. The services provided under the MSAs ended in April 2018 when the Company took over as operator for the oil and natural gas properties contributed by Citizen and Linn. See Note 12 – Transactions with Affiliates for additional discussion of the MSAs and transactions with Citizen and Linn.

Note 1 – Business and Organization

Roan Resources LLC (the “Company” or “Roan”) is a Delaware Limited Liability Company formed on May 30, 2017, to engage in the acquisition, development, production, exploration and sale of oil and natural gas reserves. The Company’s oil and natural gas properties are located in Central Oklahoma. The Company’s corporate headquarters is located in Oklahoma City, Oklahoma.

On August 31, 2017, the Company executed a contribution agreement (the “Contribution Agreement”) by and among the Company, Citizen Energy II, LLC (“Citizen”), Linn Energy Holdings, LLC (“LEH”) and Linn Operating, LLC (“LOI”, and together with LEH, “Linn”) pursuant to which, among other things, Citizen and Linn agreed to contribute oil and natural gas properties within an area-of-mutual-interest to the Company (collectively the “Contribution”). In exchange for their contributions, Citizen and Linn each received a 50% equity interest in the Company.

The contributions of oil and natural gas properties to Roan by Citizen and Linn were determined to meet the definition of a business. However, as Roan had no assets or operations prior to the Contribution, it was determined that Citizen was the acquirer for accounting purposes in accordance with ASC 805. As a result, the information in the accompanying financial statements and footnotes for the period prior to the Contribution reflects the historical results of Citizen, as Citizen is the predecessor. Citizen is a Delaware Limited Liability Company formed on July 18, 2014, to engage in the acquisition, development, production, exploration and sale of oil and natural gas properties located in Central Oklahoma. For the period following the Contribution, the information in the accompanying financial statements and footnotes reflects the results of Roan. See Note 4 – Acquisitions and Divestitures for additional discussion of the business combination of the oil and natural gas properties contributed by Linn.

In conjunction with the Contribution Agreement, the Company entered into Master Services Agreements with both Citizen and Linn (“MSAs”). Under the MSAs, Citizen and Linn provide certain services in respect to the oil and natural gas properties they contributed to the Company. Such services include serving as operator of the oil and natural gas properties contributed, land administration, marketing, information technology and accounting services. As a result of Citizen and Linn continuing to serve as operator of the contributed assets and contracting directly with vendors for goods and services for operations, Citizen and Linn collect amounts due from joint interest owners for their share of costs and bills the Company for its share of costs. See Note 12 – Transactions with Affiliates for additional discussion of the MSAs and transactions with Citizen and Linn.